Restricted cash (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 45,694	R$ 54,944
Agreementwiththe Sao Paulo Municipal Government [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	38,690	47,749
Brazilian Federal Savings Bank Escrow Deposites [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	442	365
Other [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 6,562	R$ 6,830